Nature of Business and Basis of Presentation, Loss Per Share (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			10,776,944	533,827	9,402,231	102,300
Reported net loss with reported net loss per share [Abstract]
Net loss	$ (4,241,000)	$ (2,847,000)	$ (12,776,000)	$ (6,245,000)	$ (13,382,000)	$ (15,792,000)
Deemed dividend to preferred shareholders		0		(2,851,000)	(11,590,000)	(1,900,000)
Net loss after deemed dividend		$ (2,847,000)		$ (9,096,000)	$ (24,972,000)	$ (17,692,000)
Weighted average shares outstanding (in shares)	6,987,000	626,000	5,171,000	359,000	665,000	33,000
Basic and diluted loss per share (in dollars per share)	$ (0.61)	$ (4.55)	$ (2.47)	$ (25.36)	$ (37.51)	$ (536.12)
Series C and D Convertible Preferred Stock [Member]
Reported net loss with reported net loss per share [Abstract]
Deemed dividend to preferred shareholders				$ 1,800,000	$ (1,800,000)
Series E Convertible Preferred Stock [Member]
Reported net loss with reported net loss per share [Abstract]
Deemed dividend to preferred shareholders				$ 1,000,000	$ (1,000,000)
Series F Convertible Preferred Stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			266,680	0	842,940	0
Reported net loss with reported net loss per share [Abstract]
Deemed dividend to preferred shareholders					$ (8,700,000)
Stock Options [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			1,987,502	36,874	36,362	4,354
Restricted Stock Units [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			90	324	245	499
Warrants to Purchase Common Stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share (in shares)			8,522,672	496,629	8,522,684	44,268